Shareholders' Equity (Details) - USD ($)	1 Months Ended
	Feb. 15, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 28, 2016	Apr. 27, 2015
Shareholders' Equity (Textual)
Initial public offering, description	A registration statement relating to the securities being sold in this offering was declared effective by the Securities and Exchange Commission ("SEC"). The Company completed the initial public offering of its Class A ordinary shares on April 13, 2018, through the issuance of 1,306,055 Class A ordinary shares at a public offering price of $5.00 per share for net proceeds of $5,732,810.
Common Stock [Member]
Shareholders' Equity (Textual)
Common stock, par value						$ 0.001
Common stock, shares authorized			400,000,000
Common stock, shares issued						10,000
Incorporator for consideration						$ 10
Common Class A [Member]
Shareholders' Equity (Textual)
Common stock, par value		$ 0.001	$ 0.001
Common stock, shares authorized		200,000,000	200,000,000
Common stock, shares issued		21,316,055	20,010,000
Common stock, shares outstanding		21,316,055	20,010,000
Proceeds of cash received			$ 430,000
Common Class A [Member] | Common Stock [Member]
Shareholders' Equity (Textual)
Common stock, par value					$ 0.1
Common stock, shares issued					8,100,000
Common Class A [Member] | Firebull Holdings Limited [Member]
Shareholders' Equity (Textual)
Common stock, par value					$ 0.099
Common stock, shares issued					11,900,000
Proceeds of cash received			$ 732,600	$ 445,500
Common Class B [Member]
Shareholders' Equity (Textual)
Common stock, par value		$ 0.001	$ 0.001
Common stock, shares authorized		200,000,000	200,000,000
Common stock, shares issued		11,910,000	11,910,000
Common stock, shares outstanding		11,910,000	11,910,000
Common Class B [Member] | Firebull Holdings Limited [Member]
Shareholders' Equity (Textual)
Common stock, par value					$ 0.001
Common stock, shares issued					11,900,000
Proceeds of cash received			$ 7,400	$ 4,500